Class S Shares | Mercer Non-US Core Equity Fund
Mercer Non-US Core Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Fees and Expenses
These tables summarize the fees and expenses that you may pay if you invest in the Class S Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class S Shares Mercer Non-US Core Equity Fund Class S
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class S Shares Mercer Non-US Core Equity Fund Class S
Management Fees		0.74%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses (including custodial, legal, audit, transfer agent and Trustees' fees and expenses, a sub-transfer agent payment of 0.10% paid by the Class S shares of the Fund and an internal administrative fee of 0.15% paid by the Class S shares of the Fund to the Advisor)	[1]	0.43%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		1.42%
Management Fee Waiver/Expense Reimbursements		0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.37%
[1]	The "Other Expenses" shown are based on estimated amounts for the Fund's current fiscal year, as the Class S shares of the Fund had not commenced operations as of the date of this prospectus.
[2]	The Trust, with respect to the Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement (the "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses (not including brokerage fees and expenses, interest, and extraordinary expenses) otherwise would exceed 1.37% for the Class S shares of the Fund. Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense reimbursement agreement will remain in effect through July 31, 2013, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

Example
The example below is intended to help you compare the costs of investing in the Class S Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class S shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Class S Shares Mercer Non-US Core Equity Fund Class S	139	444	772	1,698

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests principally in equity securities (such as common stock) issued by non-U.S. companies of any capitalization, located in the world’s developed and emerging capital markets. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of non-U.S. companies.

Securities of non-U.S. companies generally include all securities included in the Fund’s benchmark index. In addition, securities of non-U.S. companies may include: (a) securities of companies that are organized under the laws of, or maintain their principal places of business in, countries other than the United States; (b) securities for which the principal trading market is in a country other than the United States; (c) securities issued or guaranteed by the government of a country other than the United States, such government’s agencies or instrumentalities, or the central bank of such country; (d) securities denominated in the currency issued by a country other than the United States; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in a country other than the United States or have at least 50% of their assets in countries other than the United States; (f) equity securities of companies in countries other than the United States, in the form of depositary receipts; or (g) securities issued by pooled investment vehicles that invest primarily in securities or derivative instruments that derive their value from securities of non-U.S. companies.
Principal Risk Factors
The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include:

Currency Exchange Rate Risk.  Foreign securities may be issued and traded in foreign currencies. As a result, the values of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Emerging Markets Investments Risk.  Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described above. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments.

Equity Securities Risk.   The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign Investments Risk.  Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Foreign securities may be subject to foreign taxes. Many foreign governments may supervise and regulate their financial markets less stringently than the United States government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable.

Large Capitalization Stock Risk.  Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity Risk.  The Fund may not be able to purchase or sell as security in a timely manner or at desired prices or achieve its desired weighting in a security.

Management Techniques Risk.  The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Market Risk. The risk that movements in financial markets will adversely affect the prices of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry, country, or geographic region.

Political and Economic Risk.  The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts and currency devaluations.

Portfolio Turnover Risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs (which could reduce investment returns), and capital gains.

Small and Medium Capitalization Stock Risk.  The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Foreign companies with large capitalizations may be relatively small by U.S. standards and may be subject to risks that are similar to the risks that may affect small and medium capitalization U.S. companies. Securities of small and medium capitalization companies also may pay no, or only small, dividends. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.

The Fund is not intended to serve as a complete investment program.
Performance of the Fund
The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class S shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class S shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Class S shares are subject to a 12b-1 fee and an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class S shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(2007 is Class Y-3’s first full calendar year of operation) Total Return

Calendar Year
The Fund’s calendar year-to-date return as of June 30, 2012 was 4.01%.
The Fund’s highest return for a quarter during the periods shown above was 25.91%, for the quarter ended June 30, 2009.
The Fund’s lowest return for a quarter during the periods shown above was -23.60%, for the quarter ended December 31, 2008.
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns - Class S Shares Mercer Non-US Core Equity Fund		1 Year	5 Years	Life of Fund	Inception Date
Class Y-3 Shares		(13.06%)	(5.54%)	(3.44%)	Aug. 18, 2006
Class Y-3 Shares Return After Taxes on Distributions		(13.68%)	(6.07%)	(3.95%)	Aug. 18, 2006
Class Y-3 Shares Return After Taxes on Distributions and Sale of Fund Shares		(8.50%)	(4.70%)	(2.96%)	Aug. 18, 2006
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	[1]	(12.14%)	(4.72%)	(2.59%)	Aug. 18, 2006
[1]	The MSCI EAFE Index measures the performance of equity securities in developed markets outside of North America, including Europe, Australasia, and the Far East. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.